Other Current Liabilities (Information) (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Employees		$ 284	$ 269
Governmental (mainly in respect of royalties)	[1]	61	67
Accrued expenses		85	83
Current tax liabilities		112	88
Others		105	88
Other current liabilities		$ 647	$ 595

[1]	See Note 20.